Goodwill and Other Intangible Assets	12 Months Ended
Dec. 31, 2017
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill and Other Intangible Assets
3) GOODWILL AND OTHER INTANGIBLE ASSETS
Goodwill and Intangible Assets Impairment Test
The Company performs a fair value-based impairment test of goodwill and intangible assets with indefinite lives, comprised of FCC licenses, annually during the fourth quarter and also between annual tests if an event occurs or if circumstances change that would more likely than not reduce the fair value of a reporting unit or an indefinite-lived intangible asset below its carrying value. Goodwill is tested for impairment at the reporting unit level. The Company’s reporting units are one level below its operating segments, except for the Publishing reporting unit, which is the same as its operating segment because this operating segment has only one component. FCC licenses are tested for impairment at the geographic market level. The Company considers each geographic market, which is comprised of all of the Company’s television stations within that geographic market, to be a single unit of accounting because the FCC licenses at this level represent their highest and best use. At December 31, 2017, the Company had eight reporting units with goodwill balances, and 14 television markets with FCC license book values.

For its annual impairment test, the Company performs qualitative assessments for each reporting unit and market with FCC licenses that management estimates have fair values that significantly exceed their respective carrying values. In selecting markets and reporting units for a qualitative assessment, the Company also considers the duration of time since a quantitative test was performed. For the 2017 annual impairment test, the Company performed qualitative assessments for seven reporting units and 11 television markets. For each reporting unit, the Company weighed the relative impact of factors that are specific to the reporting unit as well as industry and macroeconomic factors. For each television market, the Company weighed the relative impact of market-specific and macroeconomic factors. Based on the qualitative assessments, considering the aggregation of the relevant factors, the Company concluded that it is not more likely than not that the fair values of these reporting units and the fair value of FCC licenses within each market are less than their respective carrying values. Therefore, performing the quantitative impairment test was unnecessary.

For FCC licenses in the remaining television markets, the Company performed a quantitative impairment test that compares the estimated fair value of the FCC licenses by geographic market with their respective carrying values.  The estimated fair value of each FCC license is computed using the Greenfield Discounted Cash Flow Method (‘‘Greenfield Method’’), which attempts to isolate the income that is attributable to the license alone. The Greenfield Method is based upon modeling a hypothetical start-up station and building it up to a normalized operation that, by design, lacks inherent goodwill and whose other assets have essentially been added as part of the build-up process. The Greenfield Method adds the present value of the estimated annual cash flows of the start-up station over a projection period to the residual value at the end of the projection period. The annual cash flows over the projection period include assumptions for overall advertising revenues in the relevant geographic market, the start-up station’s operating costs and capital expenditures, and a five-year build-up period for the start-up station to reach a normalized state of operations, which reflects the point at which it achieves an average market share. The overall market advertising revenue in the subject market is estimated based on recent industry projections. Operating costs and capital expenditures are estimated based on both industry and internal data. The residual value is calculated using a perpetual nominal growth rate, which is based on projected long-range inflation in the U.S. and long-term industry projections. The discount rate is determined based on the average of the weighted average cost of capital of comparable entities in the broadcast industry.  For each television station, the discount rate used for 2017 was 7.5% and the perpetual nominal growth rate was 2.0%. For the 2017 quantitative impairment test, the Company concluded that the estimated fair value of FCC licenses in each of the three television markets for which the quantitative test was performed exceeded their respective carrying values.

For 2017, the Company performed a quantitative goodwill impairment test for the CBS Sports Network reporting unit. The quantitative goodwill impairment test examines whether the carrying value of a reporting unit exceeds its estimated fair value, which is computed based upon the present value of future cash flows (“Discounted Cash Flow Method”) and the traded or transaction values of comparable businesses (“Market Comparable Method”). If the carrying value exceeds the estimated fair value, an impairment charge is recognized as the amount by which the carrying value exceeds the fair value. For 2017, the Discounted Cash Flow Method and Market Comparable Method for CBS Sports Network resulted in similar estimated fair values. The Discounted Cash Flow Method includes the Company’s assumptions for growth rates, operating margins and capital expenditures for the projection period plus the residual value of the business at the end of the projection period.  The estimated growth rates, operating margins and capital expenditures for the projection period are based on the Company’s internal forecasts of future performance as well as historical trends. The residual value is estimated based on a perpetual nominal growth rate, which is based on projected long-range inflation and long-term industry projections and for 2017 was 2.0%. The discount rate was determined based on the average of the weighted average cost of capital of comparable entities and for 2017 was 8.5%

For the 2017 annual impairment test, the Company concluded that the estimated fair value of the CBS Sports Network reporting unit exceeded its carrying value and therefore no impairment charge was required.

Transactions
During the fourth quarter of 2017, the Company completed the acquisition of Ten Network Holdings Limited (“Network Ten”), one of three major commercial broadcast networks in Australia, for approximately $124 million, which is net of cash acquired. The assets acquired primarily consist of broadcast licenses, net operating loss carryforwards and working capital.

In 2015, the Company disposed of internet businesses in China for $383 million, which resulted in gains of $139 million. The assets associated with the disposed businesses primarily consisted of goodwill of $217 million.

For the years ended December 31, 2017 and 2016, the changes in the book value of goodwill by segment were as follows:

	Balance at				Balance at
	December 31, 2016	Acquisitions		Dispositions	December 31, 2017
Entertainment:
Goodwill	$9,300	$23	(a)	$—	$9,323
Accumulated impairment losses	(6,294)	—		—	(6,294)
Goodwill, net of impairment	3,006	23		—	3,029
Cable Networks:
Goodwill	480	—		—	480
Accumulated impairment losses	—	—		—	—
Goodwill, net of impairment	480	—		—	480
Publishing:
Goodwill	431	4	(b)	—	435
Accumulated impairment losses	—	—		—	—
Goodwill, net of impairment	431	4		—	435
Local Media:
Goodwill	8,007	—		—	8,007
Accumulated impairment losses	(7,060)	—		—	(7,060)
Goodwill, net of impairment	947	—		—	947
Total:
Goodwill	18,218	27		—	18,245
Accumulated impairment losses	(13,354)	—		—	(13,354)
Goodwill, net of impairment	$4,864	$27		$—	$4,891

	Balance at					Balance at
	December 31, 2015	Acquisitions		Dispositions		December 31, 2016
Entertainment:
Goodwill	$9,250	$52	(c)	$(2)	(d)	$9,300
Accumulated impairment losses	(6,294)	—		—		(6,294)
Goodwill, net of impairment	2,956	52		(2)		3,006
Cable Networks:
Goodwill	480	—		—		480
Accumulated impairment losses	—	—		—		—
Goodwill, net of impairment	480	—		—		480
Publishing:
Goodwill	406	25	(b)	—		431
Accumulated impairment losses	—	—		—		—
Goodwill, net of impairment	406	25		—		431
Local Media:
Goodwill	8,007	—		—		8,007
Accumulated impairment losses	(7,060)	—		—		(7,060)
Goodwill, net of impairment	947	—		—		947
Total:
Goodwill	18,143	77		(2)		18,218
Accumulated impairment losses	(13,354)	—		—		(13,354)
Goodwill, net of impairment	$4,789	$77		$(2)		$4,864
(a) Amount reflects the acquisitions of a television production business and a digital sports publishing business.
(b) Amounts relate to the acquisition of a publishing business in the fourth quarter of 2016.
(c) Amount reflects the acquisition of a sports-focused digital media business.
(d) Amount reflects the disposition of internet businesses in China.
The Company’s intangible assets were as follows:

		Accumulated
At December 31, 2017	Gross	Amortization	Net
Intangible assets subject to amortization:	190
Trade names	$190	$(51)	$139
Other intangible assets	134	(101)	33
Total intangible assets subject to amortization	324	(152)	172
FCC licenses	2,441	—	2,441
International broadcast licenses (a)	53	—	53
Total intangible assets	$2,818	$(152)	$2,666
(a) Reflects broadcast licenses of Network Ten, which was acquired during the fourth quarter of 2017.

		Accumulated
At December 31, 2016	Gross	Amortization	Net
Intangible assets subject to amortization:
Trade names	$188	$(41)	$147
Other intangible assets	147	(107)	40
Total intangible assets subject to amortization	335	(148)	187
FCC licenses	2,446	—	2,446
Total intangible assets	$2,781	$(148)	$2,633

Amortization expense was as follows:

Year Ended December 31,	2017	2016	2015
Amortization expense	$20	$20	$23

The Company expects its aggregate annual amortization expense for existing intangible assets subject to amortization for each of the years, 2018 through 2022, to be as follows:

	2018	2019	2020	2021	2022
Future amortization expense	$19	$18	$15	$13	$12